COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Lease Payments	Future commitments under non-cancelable lease agreements are as follows:

Years ended December 31,	Lease Commitments
2022	2,809
2023	2,912
2024	3,176
2025	2,734
2026 and thereafter	3,879
Total	15,510